JPMorgan Active Developing Markets Equity ETF
Schedule of Portfolio Investments as of July 31, 2026
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2026.

JPMorgan Active Developing Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.0%
Argentina — 1.0%
Vista Energy SAB de CV, ADR *	2,931	206,489
YPF SA, ADR *	1,903	99,984
		306,473
Australia — 0.3%
Anglogold Ashanti plc	1,251	94,604
Brazil — 9.0%
Axia Energia SA	6,490	67,894
Axia Energia SA (Preference) *	2,931	30,246
B3 SA - Brasil Bolsa Balcao	47,529	147,486
Banco BTG Pactual SA	24,781	277,232
BB Seguridade Participacoes SA	3,821	30,980
Cia Paranaense de Energia - Copel	44,777	131,174
Embraer SA, ADR	2,524	172,465
Itau Unibanco Holding SA, ADR	17,688	149,640
Itau Unibanco Holding SA (Preference)	29,757	252,595
MercadoLibre, Inc. *	104	195,307
NU Holdings Ltd., Class A *	20,632	295,657
Petroleo Brasileiro SA, ADR	7,160	122,794
Petroleo Brasileiro SA (Preference)	33,967	291,013
Porto Seguro SA	15,037	163,002
TIM SA	32,726	125,180
Vale SA	13,883	209,074
WEG SA	9,086	85,032
		2,746,771
China — 23.4%
Advanced Micro-Fabrication Equipment, Inc., Class A	1,298	65,994
Alibaba Group Holding Ltd., ADR	1,071	130,930
Alibaba Group Holding Ltd.	5,786	88,140
ANTA Sports Products Ltd.	14,373	144,656
Atour Lifestyle Holdings Ltd., ADR	2,124	72,917
Beijing Huafeng Test & Control Technology Co. Ltd., Class A	1,624	85,679
China Merchants Bank Co. Ltd., Class H	27,699	179,713
China Pacific Insurance Group Co. Ltd., Class H	16,121	62,921
Contemporary Amperex Technology Co. Ltd., Class A	7,246	424,486
Full Truck Alliance Co. Ltd., ADR	7,029	66,705
Fuyao Glass Industry Group Co. Ltd., Class H (a)	43,275	327,237
H World Group Ltd., ADR	7,035	300,324
Haier Smart Home Co. Ltd., Class A	14,300	49,055
Haier Smart Home Co. Ltd., Class H	18,722	53,972
Hesai Group, ADR *	4,462	75,408
Huayu Automotive Systems Co. Ltd., Class A	12,800	31,934
JD.com, Inc., Class A	2,791	45,912
Jiangsu Hengli Hydraulic Co. Ltd., Class A	7,400	118,896
Kweichow Moutai Co. Ltd., Class A	900	180,015
Lenovo Group Ltd.	136,834	418,465
Loncin Motor Co. Ltd., Class A	50,900	110,884
Midea Group Co. Ltd., Class A	29,900	387,801
Montage Technology Co. Ltd., Class A	3,551	107,557
NetEase, Inc.	13,209	351,442
PetroChina Co. Ltd., Class H	169,459	215,630
PICC Property & Casualty Co. Ltd., Class H	95,834	200,010

JPMorgan Active Developing Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
China — continued
Ping An Insurance Group Co. of China Ltd., Class H	30,556	228,277
Shenzhou International Group Holdings Ltd.	29,983	170,403
Sieyuan Electric Co. Ltd., Class A	7,058	163,476
Tencent Holdings Ltd.	19,098	1,166,945
Trip.com Group Ltd., ADR *	1,615	75,921
Victory Giant Technology Huizhou Co. Ltd., Class A	2,400	67,678
XCMG Construction Machinery Co. Ltd., Class A	79,800	105,864
Yum China Holdings, Inc.	2,261	108,935
Yutong Bus Co. Ltd., Class A	31,100	148,305
Zhongji Innolight Co. Ltd., Class A	730	97,140
Zijin Mining Group Co. Ltd., Class H	117,861	500,436
		7,130,063
Greece — 1.5%
National Bank of Greece SA	17,394	325,460
Piraeus Bank SA *	11,665	136,061
		461,521
Guatemala — 0.6%
Millicom International Cellular SA	2,054	196,116
Hong Kong — 2.1%
AIA Group Ltd.	34,270	345,472
Hong Kong Exchanges & Clearing Ltd.	2,079	108,322
Techtronic Industries Co. Ltd.	10,504	176,467
		630,261
Hungary — 0.7%
OTP Bank Nyrt.	1,449	214,658
India — 7.1%
Bajaj Auto Ltd.	1,031	124,452
Bajaj Finance Ltd.	25,106	300,125
Bharat Electronics Ltd.	17,551	71,335
Bharti Airtel Ltd.	10,786	222,832
Cholamandalam Investment and Finance Co. Ltd.	9,677	187,528
HDFC Asset Management Co. Ltd. (a)	6,635	181,780
HDFC Bank Ltd., ADR	7,268	173,923
HDFC Bank Ltd.	6,428	50,343
Lodha Developers Ltd. (a)	7,491	97,645
Maruti Suzuki India Ltd.	259	38,623
Max Healthcare Institute Ltd.	7,587	87,323
NTPC Ltd.	29,725	108,098
Polycab India Ltd.	1,022	97,489
Power Grid Corp. of India Ltd.	78,672	234,189
Shriram Finance Ltd.	12,357	135,435
Tata Consultancy Services Ltd.	1,811	44,930
		2,156,050
Indonesia — 1.0%
Bank Central Asia Tbk. PT	343,100	120,248
Bank Rakyat Indonesia Persero Tbk. PT	623,800	104,908
Telkom Indonesia Persero Tbk. PT	627,900	91,668
		316,824

JPMorgan Active Developing Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Kazakhstan — 0.4%
NAC Kazatomprom JSC, GDR (a)	1,703	108,791
Mexico — 2.5%
Arca Continental SAB de CV	8,228	93,978
Grupo Financiero Banorte SAB de CV, Class O	33,959	391,442
Grupo Mexico SAB de CV	18,411	221,417
Southern Copper Corp.	369	67,420
		774,257
Panama — 0.4%
Copa Holdings SA, Class A	786	110,999
Peru — 1.1%
Credicorp Ltd.	811	324,870
Saudi Arabia — 1.5%
Al Rajhi Bank	7,771	129,688
Saudi Arabian Oil Co. (a)	7,258	51,207
Saudi National Bank (The)	25,888	270,903
		451,798
Singapore — 0.2%
Sea Ltd., ADR *	623	66,499
South Africa — 2.3%
Absa Group Ltd.	4,697	64,738
Capitec Bank Holdings Ltd.	603	172,178
FirstRand Ltd.	24,333	145,525
Gold Fields Ltd.	5,481	176,998
Nedbank Group Ltd.	7,364	124,644
Shoprite Holdings Ltd.	1,273	22,141
		706,224
South Korea — 18.3%
APR Corp.	475	105,419
Hana Financial Group, Inc.	2,535	219,123
Hanwha Aerospace Co. Ltd.	429	275,413
Kia Corp.	4,411	397,697
KIWOOM Securities Co. Ltd.	409	81,667
Samsung Biologics Co. Ltd. * (a)	121	124,489
Samsung Electronics Co. Ltd.	13,816	2,404,742
Samsung Electronics Co. Ltd. (Preference)	1,942	244,041
Samsung Fire & Marine Insurance Co. Ltd.	597	258,383
Shinhan Financial Group Co. Ltd.	4,281	297,187
SK hynix, Inc.	1,026	1,165,183
		5,573,344
Spain — 0.9%
Banco Bilbao Vizcaya Argentaria SA	9,794	274,544
Taiwan — 22.4%
Accton Technology Corp.	3,857	249,999
Advantech Co. Ltd.	23,650	402,847
ASE Technology Holding Co. Ltd.	19,458	332,041
Asia Vital Components Co. Ltd.	1,807	127,082
Chroma ATE, Inc.	1,615	101,464
Delta Electronics, Inc.	3,158	155,366
Elite Material Co. Ltd.	1,052	151,018

JPMorgan Active Developing Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Taiwan — continued
King Slide Works Co. Ltd.	400	95,849
Lite-On Technology Corp.	46,019	291,636
Lotes Co. Ltd. *	4,922	277,402
MediaTek, Inc.	3,080	328,105
MPI Corp.	758	120,655
Quanta Computer, Inc.	19,931	177,304
Realtek Semiconductor Corp.	8,312	172,364
Taiwan Semiconductor Manufacturing Co. Ltd.	51,810	3,832,141
		6,815,273
Thailand — 0.2%
SCB X PCL, NVDR	15,000	68,600
Turkey — 0.6%
Aselsan Elektronik Sanayi ve Ticaret A/S	27,608	198,844
United Arab Emirates — 1.2%
Abu Dhabi Islamic Bank PJSC	14,024	81,011
Emaar Properties PJSC	96,301	287,417
		368,428
United States — 0.3%
Monolithic Power Systems, Inc.	58	82,710
Total Common Stocks (Cost $21,884,561)		30,178,522
Short-Term Investments — 0.7%
Investment Companies — 0.7%
JPMorgan Prime Money Market Fund Class IM Shares, 3.78% (b) (c) (Cost $205,358)	205,358	205,379
Total Investments — 99.7% (Cost $22,089,919)		30,383,901
Other Assets in Excess of Liabilities — 0.3%		77,099
NET ASSETS — 100.0%		30,461,000

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
JSC	Joint Stock Company
NVDR	Non-Voting Depositary Receipt
PJSC	Public Joint Stock Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
PT	Limited liability company

*	Non-income producing security.
(a)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of July 31, 2026.

JPMorgan Active Developing Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
Summary of Investments by Industry, July 31, 2026
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Semiconductors & Semiconductor Equipment	20.7%
Banks	14.6
Technology Hardware, Storage & Peripherals	13.7
Insurance	4.2
Metals & Mining	4.2
Interactive Media & Services	3.8
Oil, Gas & Consumable Fuels	3.6
Capital Markets	2.6
Electrical Equipment	2.5
Electronic Equipment, Instruments & Components	2.5
Aerospace & Defense	2.4
Automobiles	2.2
Consumer Finance	2.1
Hotels, Restaurants & Leisure	1.8
Machinery	1.8
Wireless Telecommunication Services	1.8
Broadline Retail	1.7
Household Durables	1.6
Electric Utilities	1.5
Automobile Components	1.4
Real Estate Management & Development	1.3
Entertainment	1.2
Communications Equipment	1.1
Textiles, Apparel & Luxury Goods	1.0
Others (each less than 1.0%)	4.0
Short-Term Investments	0.7

JPMorgan Active Developing Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940 (the "1940 Act"), the Board is required to determine fair value for securities that do not have readily available market quotations. Pursuant to Rule 2a-5 under the 1940 Act (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Argentina	$306,473	$—	$—	$306,473
Australia	—	94,604	—	94,604
Brazil	2,746,771	—	—	2,746,771
China	1,270,344	5,859,719	—	7,130,063
Greece	—	461,521	—	461,521
Guatemala	196,116	—	—	196,116
Hong Kong	—	630,261	—	630,261
Hungary	—	214,658	—	214,658
India	173,923	1,982,127	—	2,156,050
Indonesia	—	316,824	—	316,824

JPMorgan Active Developing Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Kazakhstan	$—	$108,791	$—	$108,791
Mexico	774,257	—	—	774,257
Panama	110,999	—	—	110,999
Peru	324,870	—	—	324,870
Saudi Arabia	—	451,798	—	451,798
Singapore	66,499	—	—	66,499
South Africa	124,644	581,580	—	706,224
South Korea	—	5,573,344	—	5,573,344
Spain	—	274,544	—	274,544
Taiwan	—	6,815,273	—	6,815,273
Thailand	—	68,600	—	68,600
Turkey	198,844	—	—	198,844
United Arab Emirates	—	368,428	—	368,428
United States	82,710	—	—	82,710
Total Common Stocks	6,376,450	23,802,072	—	30,178,522
Short-Term Investments
Investment Companies	205,379	—	—	205,379
Total Investments in Securities	$6,581,829	$23,802,072	$—	$30,383,901
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended July 31, 2026
Security Description	Value at October 31, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at July 31, 2026	Shares at July 31, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 3.78% (a) (b)	$—	$4,341,801	$4,136,451	$8	$21	$205,379	205,358	$2,487	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.67% (a) (b)	22,695	390,862	413,557	—	—	—	—	614	—
Total	$22,695	$4,732,663	$4,550,008	$8	$21	$205,379		$3,101	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of July 31, 2026.